Financial Instruments - Summary of Level 3 Fair Value Were Equity Investments classified as Financial Assets at FVTOCI (Detail) - TWD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning balance	$ 126,963.4
Ending balance	128,184.5
Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning balance	4,514.9	$ 4,208.9
Additions	153.7	142.0
Recognized in profit or loss		(3.8)
Recognized in other comprehensive income or loss	814.4	(49.0)
Disposals and proceeds from return of capital of investments	(62.8)
Effect of exchange rate changes	(30.2)	(62.9)
Ending balance	$ 5,390.0	$ 4,235.2